Stockholders' Deficit - Stock Option Plan - Additional Information (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 144,000	$ 5,000	$ 746,000	$ 21,000	$ 345,435	$ 38,417
Number of options exercised						0
Number of options granted					926,384	0
Number of shares, vested					578,889	232,302
Weighted-average exercise price					$ 5.58	$ 3.36
Weighted-average contractual life					7 years 5 months 16 days	3 years 10 months 10 days
Weighted average grant date fair value per option					$ 0.66	$ 0.10
Stock options outstanding, intrinsic value					$ 20,228
Stock options outstanding, weighted average remaining contractual term					8 years 8 months 1 day
Future stock-based compensation for unvested employee options granted and outstanding	$ 1,700,000		$ 1,700,000
Annual increases in the number of shares available for issuance, percentage of outstanding common stock			1.00%
Purchases by employees under ESPP			0
Warrants cashless exercised			43,720
Issuance of shares upon cashless exercise warrants			13,407
Warrants Issued in 2009 to Purchase Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding	9,259		9,259
Warrants to Purchase Stock [Member] | 2010 and 2012 Convertible Promissory Notes [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding	480,147		480,147
Underwriter [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding	82,500		82,500
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for sale under the ESPP	139,839		139,839
Annual increases in the number of shares available for issuance, number of shares			279,680
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option compensation, description			For individuals holding more than 10% of the voting rights of all classes of stock, the exercise price of an option will not be less than 110% of fair value.		For individuals holding more than 10% of the voting rights of all classes of stock, the exercise price of an option will not be less than 110% of fair value.
Vesting period			4 years		4 years
Stock-based compensation expense					$ 345,435	$ 38,417
Income tax benefits recognized from stock-based compensation					$ 0	$ 0
Number of options exercised			83,848
Number of options granted			945,713		926,384
Future stock-based compensation for unvested employee options granted and outstanding					$ 539,087
Future stock-based compensation, requisite service period			3 years 5 months 9 days		3 years 10 months 17 days
Shares available for sale under the ESPP	1,817		1,817		606,061	124,824
Annual increases in the number of shares available for issuance, number of shares			270,764
NSO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of fair market value			85.00%		85.00%
Minimum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of fair market value			110.00%		110.00%
Maximum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of option			10 years		10 years
Maximum [Member] | ISOs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term of option			5 years		5 years